Profit and loss information - Narrative (Details) € in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2023 EUR (€) employee	Sep. 30, 2022 EUR (€) employee	Sep. 30, 2023 EUR (€) employee	Sep. 30, 2022 EUR (€) employee
Disclosure of attribution of expenses by nature to their function [line items]
Average number of employees | employee	1,907	1,580	1,871	1,528
Depreciation, property, plant and equipment	€ 2,900	€ 3,600	€ 6,300	€ 7,500
Losses on change in fair value of derivatives	8,800		800
Net finance costs	13,907	13,801	24,576	23,830
Finance costs	15,862	14,183	27,683	24,403
Bank borrowings (including amortization of capitalized financing fees)	13,000	6,500	24,300	12,400
Foreign exchange loss	2,500	3,700	2,400	8,400
Other finance cost		3,900		3,600
Interest income on deposits	1,300	100	2,300	200
Other finance income	700	300	800	400
Adjustments For Revised Estimate Of Deferred Tax On Amortization Of Intangible Assets From Past Business Combination			1,600
Adjustments To Tax Loss Carried Forward			(1,300)
Capitalised intangible assets
Disclosure of attribution of expenses by nature to their function [line items]
Amortisation, intangible assets other than goodwill	5,900	5,200	11,400	9,800
Customer relationships
Disclosure of attribution of expenses by nature to their function [line items]
Amortisation, intangible assets other than goodwill		3,100		11,500
Stock Options 2020 | Global Blue Management Incentive Plan
Disclosure of attribution of expenses by nature to their function [line items]
Expense from share-based payment transactions	1,400	3,100	2,800	4,700
Stock Options 2019 | Global Blue Management Incentive Plan
Disclosure of attribution of expenses by nature to their function [line items]
Expense from share-based payment transactions	1,000		100
Warrants
Disclosure of attribution of expenses by nature to their function [line items]
Losses on change in fair value of derivatives	8,600	1,500	400
Gain on change in fair value of derivatives				2,100
Put options | ZigZag
Disclosure of attribution of expenses by nature to their function [line items]
Losses on change in fair value of derivatives	100	100	200
Gain on change in fair value of derivatives				2,100
Put Option | Yocuda
Disclosure of attribution of expenses by nature to their function [line items]
Losses on change in fair value of derivatives	€ 100	300	€ 200
Gain on change in fair value of derivatives				800
German Tax Authority
Disclosure of attribution of expenses by nature to their function [line items]
Adjustments For Reversal Of Previously-Recorded Uncertain Tax Position		€ 3,200		€ 3,200